Equity-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
EQUITY-BASED COMPENSATION

Note 8 EQUITY-BASED COMPENSATION

Management Contingent Share Plan

On September 14, 2022, the stockholders of the Company approved the FOXO Technologies Inc. Management Contingent Share Plan (the “Management Contingent Share Plan”). The purposes of the Management Contingent Share Plan are to (a) secure and retain the services of certain key employees and service providers and (b) incentivize such key employees and service providers to exert maximum efforts for the success of the Company and its affiliates. The number of shares of Class A Common Stock that may be issued under the Management Contingent Share Plan is 9,200,000 shares, subject to equitable adjustment for shares splits, share dividends, combinations, recapitalizations and the like after the Closing, including to account for any equity securities into which such shares are exchanged or converted.

The Management Contingent Share Plan provides for the grant of restricted share awards of Class A Common Stock. All of the shares of Class A Common Stock issued to a FOXO employee at the Closing were issued pursuant to a “Restricted Share Award,” the terms of which shall apply to all shares issued to such recipient. For the purposes of the Management Contingent Share Plan, shares of restricted Class A Common Stock issued in accordance with such plan will be considered “vested” when they are no longer subject to forfeiture in accordance with the terms of such plan. Each restricted share award issued under the Management Contingent Share Plan will be subject to both a time-based vesting component and a performance-based vesting component.

Time-Based Vesting

Each restricted share award shall be subject to three service-based vesting conditions:

a)	Sixty percent (60%) of a participant’s restricted share award will become vested on the third anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).

b)	An additional twenty percent (20%) of a participant’s restricted share award will become vested on the fourth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).

c)	The final twenty percent (20%) of a participant’s restricted share award will become vested on the fifth anniversary of the Closing if the participant is still employed by the company on such date (and has been continuously employed by the company from the date of grant through such vesting date).

Performance-Based Vesting

In addition, to time-based vesting, one-third of each restricted share award may only become vested upon satisfaction of each of the following three performance-based conditions:

1.	The operational launch of digital online insurance products by FOXO LIFE Insurance Company (or its functional equivalent under a managing general agency relationship with a life insurance company), with at least 100 policies sold, within one year following the Closing;

2.	The signing of a commercial research collaboration agreement with an insurance company or reinsurance company for saliva-based epigenetic biomarkers in life insurance underwriting within two years following the Closing; and

3.	The implementation of saliva-based epigenetic biomarkers in life insurance underwriting by the Company, with at least 250 policies sold using such underwriting, within two years following the Closing.

On July 6, 2022, the Company executed a Memorandum of Understanding and Pilot Research Agreement (the “Agreement”) with both a life insurance carrier and a reinsurer. The purpose of the Agreement is to conduct a parallel run study, using a minimum of 2,500 participants, comparing traditional medical underwriting results to those obtained through use of the Company’s saliva-based epigenetic biomarker technology. The Agreement is intended to assess the value of the Company’s technology for a saliva-based next-generation underwriting protocol and will help determine whether the parties will later enter into a commercial agreement. The Agreement commenced in the third quarter of 2022 and will continue until the sooner of project completion, project termination, or the Company and the life insurance carrier entering into a commercial agreement for the scaled rollout of FOXO’s technology in the life insurance carrier’s underwriting processes. Accordingly, the Company has met the commercial research collaboration agreement performance condition and has begun recognizing expense upon completion of the Business Combination. For the year ended December 31, 2022 the Company has recognized $10,091 of expense related to the vesting of the Management Contingent Share Plan based on the fair value at grant date of $7.81 per share.

Service Based-Conditions

The Management Contingent Share Plan provides that in the event of the death, disability, or termination without cause of the former CEO, service-based conditions will not apply. $8,695 of the expense recognized on the Management Contingent Share Plan relates to the service-based conditions that no longer applied to the former CEO and is subject to forfeiture pending conclusion of the Board of Director’s (the “Board”) review. See Note 15 for additional information on the former CEO.

Forfeiture of Restricted Share Awards

If a performance-based condition is not achieved within the specified timeframe, then the one-third portion of each restricted share award that is associated to that performance-based condition will be permanently forfeited. The Committee shall be solely responsible for monitoring and determining whether or not any performance-based condition is achieved, and any such determination shall be final and conclusive.

Any restricted stock awards that fail to vest due to a time-based vesting condition not being satisfied will be forfeited by the participant and the shares associated with that award will be permanently forfeited and cancelled. The Company accounts for forfeitures as they occur.

The following table summarizes the Management Contingent Share Plan activity for the year ended December 31, 2022:

	Management Contingent Share Plan	Grant Date Fair Value
Beginning of year	-	$-
Granted	9,200,000	$7.81
Forfeited	(3,683,000)	$7.81
End of year	5,517,000	$7.81
Vested	1,169,000	$7.81

The vested shares within the table above reflect the potential forfeiture of the former CEO’s Management Contingent Share Plan related to performance obligations that have been met as the Company is still reviewing its obligations. See Note 15 for additional information.

2022 Equity Incentive Plan

On September 14, 2022, the stockholders of the Company approved the FOXO Technologies Inc. 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan permits the grant of equity-based awards to employees, directors and consultants. The number of shares of Class A Common Stock that may be issued under the 2022 Plan is 3,286,235.

As of December 31, 2022, no awards were granted under the 2022 Plan.

2020 Stock Incentive Plan

FOXO Technologies Operating Company adopted the 2020 Stock Incentive Plan (the “2020 Plan”) to attract, retain, incentivize and reward qualified employees, nonemployee directors and consultants. Immediately prior to Closing, vested and unvested stock options were outstanding to purchase 5,105,648 shares of FOXO Class A Common Stock. At Closing, the Combined Company assumed the stock options granted pursuant to the 2020 Plan to purchase FOXO Class A Common Stock and exchanged such stock options to purchase 2,965,500 shares of the Company’s Class A Common Stock at a weighted-average exercise price of approximately $7.13 per share. All remaining terms of the Assumed Options were unchanged. All share or option figures that follow are shown on a post-Business Combination basis. All future equity-based compensation will be through the 2022 Plan.

As of December 31, 2022, the Company had 2,765,099 stock options and 17,425 shares of restricted stock outstanding. Stock options under the 2020 Plan issued during the year ended December 31, 2021 were issued (i) as a replacement for outstanding phantom share rights and previously cancelled profits interests, (ii) as a bonus for periods prior to the issuance of stock options, (iii) as part of the Company’s regular review cycle that occurs twice annually, and (iv) as other incentives. Stock options issued in the year ended December 31, 2021 were primarily granted in April and August of 2021. In the first quarter of 2022, 204,181 additional stock options were issued primarily as part of the Company’s regular review cycle as well as to form the Company’s Scientific Advisory Board. Upon execution of the April 2021 stock option agreements, the Company no longer had outstanding phantom share rights. The deferred compensation liability of $54 associated with the phantom share rights was reclassified to additional paid-in capital in the consolidated balance sheets as the options are equity classified in accordance with accounting standards codification guidance.

The stock options granted vest monthly over a three-year period, have a 5-year term, and an exercise price of $6.51 or $15.75 on a post Business Combination basis. For the issuance of options related to prior periods, the vesting period is considered to have started when the Company and option holder had a mutual understanding that an award was to be issued; however, the grant date and fair value are based on (i) when there is a mutual understanding of key terms, (ii) the Company is contingently obligated to issue the options, and (iii) the option holder begins to benefit or be adversely impacted by changes in the Company’s stock price. Accordingly, the Company has determined the date the stock option agreements were executed to be the grant date for these options and the date on which to measure the awards at fair value. The attribution of expense for the stock options is recognized from the grant date over the remaining service period while considering the portion of stock compensation expense that is legally vested. The Company accounts for forfeitures as they occur. At the first vesting period, the Company recognized stock compensation expense so that stock compensation expense equaled the vested portion of stock options. The remaining expense is recognized over the service period.

The following table summarizes stock option activity under the 2020 Plan for the year ended December 31, 2022:

	Stock Option Awards	Weighted- Average Exercise Price	Average Remaining Life (Years)	Aggregate Intrinsic Value
Beginning of year	2,828,307	$6.51
Granted	204,181	$15.75
Exercised	(14,796)	$6.51
Forfeited	(252,593)	$8.36
End of year	2,765,099	$7.02	2.77	$-
Exercisable at end of year	2,480,991	$6.70	2.67	$-

The fair value of each stock option is estimated using a Black-Scholes valuation model while considering the respective rights of each type of stockholder. The table below illustrates the weighted-average valuation assumptions used for stock options granted during the year ended December 31, 2022 and 2021:

	2022	2021
Expected term (years)	3.2	2.3
Expected volatility	70.0%	94.3%
Risk-free interest rate	1.38%	0.24%
Expected dividend yield	0.0%	0.0%
Per-share weighted average grant date fair value	$15.75	$0.59

Expected Term: The expected term of the stock options was calculated using the simplified method as the Company does not have entity-specific information with which to develop an estimate and exercise data from comparable companies is not readily available. The stock options granted in April of 2021 were estimated to have a term of 2.2 years while the remaining stock options were primarily estimated to have a term of 3.3 years.

Expected Volatility: The Company used an average of the volatilities determined from the stock price of peer companies for a period commensurate with the expected term.

Risk-Free Interest Rate: The risk-free rate assumption is calculated based on U.S. Treasury instruments with a term consistent with the expected terms of these awards at time of grant.

Dividend Yield: The Company has not paid and does not anticipate paying any dividends in the near future. The Company estimated the dividend yield to be zero on these awards.

Equity-based compensation expense, excluding the Management Contingent Share Plan, was recorded in the following expense categories within the consolidated statements of operations consistent with the manner in which the respective employee or service provider’s related cash compensation was recorded:

	2022	2021
Research and development[1]	$110	$(19)
Selling, general and administrative	834	150
Total equity based compensation expense	$944	$131

1)	Had the Company recorded the Management Contingent Share Plan within research and development and selling, general and administrative expense, then research and development would have been higher by $201 with the remaining expense recognized within selling, general and administrative expense.

The Company recognized a deferred compensation liability associated with the phantom equity and remeasured these units on a quarterly basis. The equity-based compensation expense recorded within research and development includes remeasurements related to the phantom equity, and unfavorable remeasurements resulted in a cumulative reduction in expense during the year ended December 31, 2021.

As of December 31, 2022, there was $1,105 of total unrecognized compensation cost related to unvested stock options that is expected to be recognized over a weighted-average period of 1.0 years and $51,257 of total unrecognized compensation cost related to the Management Contingent Share Plan. Of the total unrecognized compensation related to the Management Contingent Share Plan, $10,358 relates to performance obligations that have been met and the expense is expected to be recognized over a weighted-average period of 1.7 years. The remaining unrecognized compensation for the Management Contingent Share Plan relates to performance obligations that are not yet probable of being met. As such, the weighted-average period depends on the timing of when performance obligations are probably of being met.